Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 25, 2012 installment
Lease liabilities [abstract]
Non-current	$ 16,972
Non-current		$ 53,472
Current	8,900
Current		12,999
Total lease liabilities	25,872
Total		66,471
Gross finance lease obligations	28,641
Gross finance lease obligations		74,918
Less: amounts representing finance charge on finance lease	2,769
Less: amounts representing finance charge on finance lease		8,447
Present value of minimum lease payments	$ 25,872
Present value of minimum lease payments		66,471
Ferroatlantica, S.A.U.
Lease liabilities [abstract]
Percentage of interest in subsidary sold	100.00%
Hydro-electrical installations (including power lines and concessions)
Lease liabilities [abstract]
Non-current		52,428
Current		12,577
Total		65,005
Number of loan installments | installment			120
Hydro-electrical installations (including power lines and concessions) | EURIBOR
Lease liabilities [abstract]
Applicable margin (as a percent)			3.50%
Other leases
Lease liabilities [abstract]
Non-current	$ 16,972
Non-current		1,044
Current	8,900
Current		422
Total lease liabilities	25,872
Total		1,466
Not later than one year
Lease liabilities [abstract]
Gross finance lease obligations	10,161
Gross finance lease obligations		13,362
Present value of minimum lease payments	8,900
Present value of minimum lease payments		12,999
Later than one year and not later than two years
Lease liabilities [abstract]
Non-current	6,898
Later than one year and not later than two years | Other leases
Lease liabilities [abstract]
Non-current	6,898
Between one and five years
Lease liabilities [abstract]
Gross finance lease obligations	17,569
Gross finance lease obligations		61,556
Present value of minimum lease payments	16,256
Present value of minimum lease payments		$ 53,472
Later than two years and not later than three years
Lease liabilities [abstract]
Non-current	4,835
Later than two years and not later than three years | Other leases
Lease liabilities [abstract]
Non-current	4,835
Later than three years and not later than four years
Lease liabilities [abstract]
Non-current	3,603
Later than three years and not later than four years | Other leases
Lease liabilities [abstract]
Non-current	3,603
Later than four years and not later than five years
Lease liabilities [abstract]
Non-current	920
Later than four years and not later than five years | Other leases
Lease liabilities [abstract]
Non-current	920
Later than five years
Lease liabilities [abstract]
Non-current	716
Gross finance lease obligations	911
Present value of minimum lease payments	716
Later than five years | Other leases
Lease liabilities [abstract]
Non-current	$ 716